Apr. 28, 2017
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Vanguard Variable Insurance Fund REIT Index Portfolio

Supplement to the Prospectus and Summary Prospectus

New Target Index and New Portfolio Name

Effective immediately, Vanguard Variable Insurance Fund REIT Index Portfolio has begun tracking its new target index, the MSCI US Investable Market Real Estate 25/50 Index, as previously approved by the Portfolio’s board of trustees and discussed in the Combined Proxy Statement. The new benchmark index will increase exposure to certain specialized REITs and real estate management and development companies. The board believes that the new index is more closely aligned with the Portfolio’s new investment objective.

To better coincide with its new investment objective and corresponding benchmark index, Vanguard Variable Insurance Fund REIT Index Portfolio has changed its name to Vanguard Variable Insurance Fund Real Estate Index Portfolio.

Prospectus and Summary Prospectus Text Changes

All references to Vanguard Variable Insurance Fund REIT Index Portfolio are replaced with Vanguard Variable Insurance Fund Real Estate Index Portfolio.

The text under the heading “Investment Objective” is amended to read as follows:

The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

The text under the heading “Principal Investment Strategies” is amended to read as follows:

The Portfolio employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Index. The Index is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, as classified under the Global Industry Classification Standard (GICS). The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which includes specialized REITs, and real estate management and development companies. The Portfolio attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

The text of “Industry concentration risk” under the heading “Principal Risks” is amended to read as follows:

• Industry concentration risk, which is the chance that the stocks of REITs and other real estate-related investments will decline because of adverse developments affecting the real estate industry and real property values. Because the Portfolio concentrates its assets in these stocks, industry concentration risk is high.

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PS 349A 012018